SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING MULTI-ASSET FUNDS

For the Allspring Spectrum Aggressive Growth Fund
Allspring Spectrum Conservative Growth Fund
Allspring Spectrum Growth Fund
Allspring Spectrum Income Allocation Fund
Allspring Spectrum Moderate Growth Fund
(each a “Fund”, together the “Funds”)

Effective March 24, 2022, Christian Chan, CFA is removed as a portfolio manager to each Fund. On March 24, 2022, all references to Christian Chan, CFA in each Fund’s Prospectuses and Statement of Additional Information are hereby removed.

Effective March 24, 2022, Petros Bocray, CFA is added as a portfolio manager to each Fund.

I. Prospectus In the section entitled “Fund Summary – Fund Management” for each Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2013 Petros Bocray, CFA, Portfolio Manager / 2022 Travis L. Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2018

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Petros Bocray, CFA

Mr. Bocray joined Allspring Investments or one of its predecessor firms in 2006, where he currently serves as a Portfolio Manager for the Multi-Asset Solutions team. Prior to joining the Multi-Asset Solutions team, he held a similar role with the Quantitative Strategies group at Allspring Investments where he co-managed several of the team’s portfolios.

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Petros Bocray, CFA[1]	Registered Investment Companies
	Number of Accounts	33
	Total Assets Managed	$5.93 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$104.56 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	2
	Total Assets Managed	$59.45 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1.	Mr. Bocray became a portfolio manager of the Fund on March 24, 2022. The information presented in this table is as of February 28, 2022, at which time Mr. Bocray was not a portfolio manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Allspring Investments[1]
Petros Bocray, CFA[2]	Spectrum Aggressive Growth Fund Spectrum Conservative Growth Fund Spectrum Growth Fund Spectrum Income Allocation Fund Spectrum Moderate Growth Fund	$0 $0 $0 $0 $0
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Mr. Bocray became a portfolio manager of the Fund on March 24, 2022. The information presented in this table is as of February 28, 2022, at which time Mr. Bocray was not a portfolio manager of the Fund.

March 15, 2022	WBP032/P810SP